Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2014
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
4.      Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 13, 2014 and valid until November 14, 2015 the Company sold $572,662 and $473,815 of trade accounts receivable during the fiscal year 2013 and 2014, respectively. Servicing fees amounted to $1,563 and $1,298 and are included in the consolidated statements of income for the year ended December 31, 2013 and 2014, respectively (Note 21).